Sector Allocation Model Fund Series
RISK/RETURN
Investment Objective

The objective of the Sector Allocation Model Fund series (the "Fund") of Institutional Investor Trust (the "Trust") is to outperform the S&P500 modestly as the market moves up and dramatically as it moves down. The Fund seeks to create value by avoiding extreme market losses rather than trying to capture extreme market gains.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.
Shareholders Fees (fees paid directly from your investment)
Shareholder Fees	Sector Allocation Model Fund Series
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other Distributions] (as a percent of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sector Allocation Model Fund Series
Management Fees		0.75%
Distributions [and/or Service] (12b-1) Fees		none
Other Expenses	[1]	0.25%
Acquired Fund Fees and Expenses	[2]	0.23%
Total Annual Fund Operating Expenses		1.23%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Sector Allocation Model Fund Series	125	390	676	1,489

Portfolio Turnover

The Fund incurs transaction costs, such as commissions (or other indirect transaction costs), when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 288% of the average value of its portfolio.

Principal Investment Strategies

The Fund's Sector Allocation Model invests solely in the exchange traded funds (ETFs) that represent the nine sectors of the Standard and Poors 500 Index (S&P) and the ETF representing the one- to three-month U. S. Treasury Note. The Fund makes investments in proportions designed to meet its investment objectives while maintaining some balance within equities and short term treasuries. The Fund evaluates the performance of the nine sectors weekly and purchases or sells any given sector or treasury holding accordingly.

Sectors are either in or out of the model, and all sectors in the model are equally weighted. The maximum allocation to any one sector is 25%. When three or fewer sectors are included 25% is invested in each sector and the remainder is invested in the Treasury ETF. When four or more sectors are included the percentage in each is equally weighted and no investment is made in the Treasury ETF. When no sectors are included, 100% is invested in the Treasury ETF.

The nine sectors are:

  Consumer Discretionary (XLY)
  Consumer Staples (XLP)
  Energy (XLE)
  Financial (XLF)
  Health Care (XLV)
  Industrial (XLI)
  Materials (XLB)
  Technology (XLK)
  Utilities (XLU)

Principal Investment Risks

Market Volatility: As with all market-traded securities, the risk of price declines of Fund securities is unavoidable. Many factors affect the market every day that produce fluctuations in the value of all securities. The daily value of Fund shares reflects these fluctuations.

ETF Risk:: Equity-based exchange traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Portfolio Turnover: In following the Fund's investment strategy described above, portfolio changes can occur on a weekly basis and without regard for how long the investments have been in the Fund. Portfolio turnover may involve brokerage commissions and other transaction costs and may result in realizing short-term capital gains.

Returns Are Not Guaranteed: An investment in the Fund is neither insured nor guaranteed by the U.S. government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Loss Can OccurRemember that loss of money is a risk of investing in this or any other fund.

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's before-tax performance from year to year over a 10-year period (or for the life of the Fund if less than 10 years). The table shows how the Fund's average annual returns for one, five, and ten years (or for the life of the Fund) compare to those of a broad-based securities market index. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

The return reflected for 2010 is for the period of
September 13, 2010 (start of operations) to December 31, 2010

During the period shown in this bar chart, the highest return for a quarter was 9.70 (quarter ending December 31, 2010), and the lowest return for a quarter was -9.0% (quarter ending September 30, 2011).

Average Annual Total Returns For the periods ended December 31, 2011, 2007, and 2002
Average Annual Total Returns	1 Year	5 Years (or Life of Fund)		10 Years (or Life of Fund)		Inception Date
Sector Allocation Model Fund Series	0.31%	7.64%	[1]	7.64%	[1]	Sep 13, 2010
Sector Allocation Model Fund Series After Taxes on Distributions	0.12%	7.13%	[1]	7.13%	[1]
Sector Allocation Model Fund Series After Taxes on Distributions and Sale of Fund Shares	(1.03%)	5.27%	[1]	5.27%	[1]
Sector Allocation Model Fund Series S&P 500 Index	2.11%	5.49%	[1]	(22.10%)	[1]
[1]	Operations of the fund began September 13, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Institutional Investor Trust
Central Index Key	dei_EntityCentralIndexKey	0001493561
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 27, 2012
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
Sector Allocation Model Fund Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The objective of the Sector Allocation Model Fund series (the "Fund") of Institutional Investor Trust (the "Trust") is to outperform the S&P500 modestly as the market moves up and dramatically as it moves down. The Fund seeks to create value by avoiding extreme market losses rather than trying to capture extreme market gains.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares in the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholders Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund incurs transaction costs, such as commissions (or other indirect transaction costs), when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 288% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	288.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's Sector Allocation Model invests solely in the exchange traded funds (ETFs) that represent the nine sectors of the Standard and Poors 500 Index (S&P) and the ETF representing the one- to three-month U. S. Treasury Note. The Fund makes investments in proportions designed to meet its investment objectives while maintaining some balance within equities and short term treasuries. The Fund evaluates the performance of the nine sectors weekly and purchases or sells any given sector or treasury holding accordingly.

Sectors are either in or out of the model, and all sectors in the model are equally weighted. The maximum allocation to any one sector is 25%. When three or fewer sectors are included 25% is invested in each sector and the remainder is invested in the Treasury ETF. When four or more sectors are included the percentage in each is equally weighted and no investment is made in the Treasury ETF. When no sectors are included, 100% is invested in the Treasury ETF.

The nine sectors are:

  Consumer Discretionary (XLY)
  Consumer Staples (XLP)
  Energy (XLE)
  Financial (XLF)
  Health Care (XLV)
  Industrial (XLI)
  Materials (XLB)
  Technology (XLK)
  Utilities (XLU)

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The maximum allocation to any one sector is 25%.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Volatility: As with all market-traded securities, the risk of price declines of Fund securities is unavoidable. Many factors affect the market every day that produce fluctuations in the value of all securities. The daily value of Fund shares reflects these fluctuations.

ETF Risk:: Equity-based exchange traded funds are subject to risks similar to those of stocks. Investment returns will fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Portfolio Turnover: In following the Fund's investment strategy described above, portfolio changes can occur on a weekly basis and without regard for how long the investments have been in the Fund. Portfolio turnover may involve brokerage commissions and other transaction costs and may result in realizing short-term capital gains.

Returns Are Not Guaranteed: An investment in the Fund is neither insured nor guaranteed by the U.S. government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Loss Can OccurRemember that loss of money is a risk of investing in this or any other fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that loss of money is a risk of investing in this or any other fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by a bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's before-tax performance from year to year over a 10-year period (or for the life of the Fund if less than 10 years). The table shows how the Fund's average annual returns for one, five, and ten years (or for the life of the Fund) compare to those of a broad-based securities market index. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's before-tax performance from year to year over a 10-year period (or for the life of the Fund if less than 10 years). The table shows how the Fund's average annual returns for one, five, and ten years (or for the life of the Fund) compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The return reflected for 2010 is for the period of
September 13, 2010 (start of operations) to December 31, 2010

During the period shown in this bar chart, the highest return for a quarter was 9.70 (quarter ending December 31, 2010), and the lowest return for a quarter was -9.0% (quarter ending September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.00%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for [fees, expenses, or taxes])
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011, 2007, and 2002
Sector Allocation Model Fund Series | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years (or Life of Fund)	rr_AverageAnnualReturnYear05	5.49%	[1]
10 Years (or Life of Fund)	rr_AverageAnnualReturnYear10	(22.10%)	[1]
Sector Allocation Model Fund Series | Sector Allocation Model Fund Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other Distributions] (as a percent of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distributions [and/or Service] (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2010	rr_AnnualReturn2010	9.70%
Annual Return 2011	rr_AnnualReturn2011	0.30%
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years (or Life of Fund)	rr_AverageAnnualReturnYear05	7.64%	[1]
10 Years (or Life of Fund)	rr_AverageAnnualReturnYear10	7.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 2010
Sector Allocation Model Fund Series | Sector Allocation Model Fund Series | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years (or Life of Fund)	rr_AverageAnnualReturnYear05	7.13%	[1]
10 Years (or Life of Fund)	rr_AverageAnnualReturnYear10	7.13%	[1]
Sector Allocation Model Fund Series | Sector Allocation Model Fund Series | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.03%)
5 Years (or Life of Fund)	rr_AverageAnnualReturnYear05	5.27%	[1]
10 Years (or Life of Fund)	rr_AverageAnnualReturnYear10	5.27%	[1]

[1]	Operations of the fund began September 13, 2010.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.